UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09837
Investment Company Act File Number
Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2012
Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio
January 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%(1)

Security	Shares	Value
Aerospace & Defense — 1.4%
Precision Castparts Corp.	8,900	$1,456,752

		$1,456,752

Air Freight & Logistics — 1.0%
Expeditors International of Washington, Inc.	23,100	$1,031,415

		$1,031,415

Auto Components — 0.3%
BorgWarner, Inc.(2)	4,100	$305,983

		$305,983

Beverages — 1.6%
Anheuser-Busch InBev NV ADR	14,900	$905,920
Beam, Inc.	14,800	774,188

		$1,680,108

Biotechnology — 0.8%
Celgene Corp.(2)	11,400	$828,780

		$828,780

Capital Markets — 1.2%
Lazard, Ltd., Class A	18,900	$542,808
T. Rowe Price Group, Inc.	12,100	699,864

		$1,242,672

Chemicals — 4.5%
Celanese Corp., Class A	30,400	$1,480,784
Monsanto Co.	26,300	2,157,915
Praxair, Inc.	9,600	1,019,520

		$4,658,219

Commercial Banks — 0.3%
Toronto-Dominion Bank (The)	4,000	$308,480

		$308,480

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.	45,150	$1,458,797

		$1,458,797

Communications Equipment — 1.4%
QUALCOMM, Inc.	16,200	$952,884
Riverbed Technology, Inc.(2)	19,100	457,254
Sycamore Networks, Inc.(2)	800	15,536

		$1,425,674

Computers & Peripherals — 10.0%
Apple, Inc.(2)	14,300	$6,527,664
Dell, Inc.(2)	79,100	1,362,893
EMC Corp.(2)	71,300	1,836,688
Quantum Corp.(2)	230,500	580,860

		$10,308,105

Consumer Finance — 1.2%
American Express Co.	23,800	$1,193,332

		$1,193,332

Security	Shares	Value
Diversified Financial Services — 1.1%
Citigroup, Inc.	12,500	$384,000
Moody’s Corp.	19,600	729,708

		$1,113,708

Energy Equipment & Services — 5.8%
CARBO Ceramics, Inc.	4,400	$427,900
Ensco PLC ADR	30,500	1,605,520
Halliburton Co.	24,400	897,432
Hornbeck Offshore Services, Inc.(2)	23,700	774,753
Rowan Cos., Inc.(2)	35,000	1,190,350
Superior Energy Services, Inc.(2)	36,100	1,029,211

		$5,925,166

Food Products — 1.1%
Mead Johnson Nutrition Co.	15,700	$1,163,213

		$1,163,213

Health Care Equipment & Supplies — 0.7%
Analogic Corp.	13,000	$737,490

		$737,490

Health Care Providers & Services — 6.2%
Catalyst Health Solutions, Inc.(2)	19,300	$1,056,868
Centene Corp.(2)	28,200	1,274,640
DaVita, Inc.(2)	17,200	1,407,132
MEDNAX, Inc.(2)	23,100	1,645,182
Team Health Holdings, Inc.(2)	46,400	955,840

		$6,339,662

Health Care Technology — 1.5%
Allscripts Healthcare Solutions, Inc.(2)	78,900	$1,508,568

		$1,508,568

Hotels, Restaurants & Leisure — 5.5%
Panera Bread Co., Class A(2)	8,200	$1,215,650
Starbucks Corp.	23,000	1,102,390
Starwood Hotels & Resorts Worldwide, Inc.	17,300	938,352
Yum! Brands, Inc.	38,200	2,419,206

		$5,675,598

Household Products — 1.7%
Church & Dwight Co., Inc.	16,800	$762,216
Colgate-Palmolive Co.	10,500	952,560

		$1,714,776

Industrial Conglomerates — 0.9%
Danaher Corp.	17,000	$892,670

		$892,670

Insurance — 0.6%
Aflac, Inc.	12,300	$593,229

		$593,229

Internet & Catalog Retail — 3.1%
Amazon.com, Inc.(2)	5,800	$1,127,752
priceline.com, Inc.(2)	3,100	1,641,388
Shutterfly, Inc.(2)	19,800	469,656

		$3,238,796

Internet Software & Services — 6.6%
eBay, Inc.(2)	33,700	$1,064,920
Google, Inc., Class A(2)	5,200	3,016,572

Security	Shares	Value
Rackspace Hosting, Inc.(2)	36,800	$1,597,488
VeriSign, Inc.	30,900	1,145,154

		$6,824,134

IT Services — 2.9%
Accenture PLC, Class A	25,900	$1,485,106
Visa, Inc., Class A	15,300	1,539,792

		$3,024,898

Life Sciences Tools & Services — 0.9%
Bruker Corp.(2)	64,800	$920,160

		$920,160

Machinery — 4.7%
Cummins, Inc.	15,500	$1,612,000
Kennametal, Inc.	23,300	1,004,463
Pall Corp.	13,900	829,552
Timken Co. (The)	29,200	1,425,836

		$4,871,851

Metals & Mining — 1.3%
Cliffs Natural Resources, Inc.	10,600	$765,850
Freeport-McMoRan Copper & Gold, Inc.	12,100	559,141

		$1,324,991

Multiline Retail — 0.8%
Dollar General Corp.(2)	18,200	$775,502

		$775,502

Oil, Gas & Consumable Fuels — 3.2%
Anadarko Petroleum Corp.	16,900	$1,364,168
EOG Resources, Inc.	5,100	541,314
SM Energy Co.	18,900	1,371,762

		$3,277,244

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	20,000	$1,158,600

		$1,158,600

Pharmaceuticals — 2.4%
Allergan, Inc.	20,400	$1,793,364
Warner Chilcott PLC, Class A(2)	41,100	693,357

		$2,486,721

Professional Services — 0.8%
Odyssey Marine Exploration, Inc.(2)	236,900	$812,567

		$812,567

Real Estate Investment Trusts (REITs) — 1.0%
AvalonBay Communities, Inc.	7,900	$1,074,479

		$1,074,479

Road & Rail — 2.1%
J.B. Hunt Transport Services, Inc.	29,300	$1,496,351
Kansas City Southern(2)	10,032	688,596

		$2,184,947

Semiconductors & Semiconductor Equipment — 3.9%
Cirrus Logic, Inc.(2)	70,300	$1,436,229
Cypress Semiconductor Corp.(2)	31,700	545,082
Intel Corp.	38,900	1,027,738
NetLogic Microsystems, Inc.(2)	19,800	986,040

		$3,995,089

Security	Shares	Value
Software — 4.6%
Ariba, Inc.(2)	29,800	$813,540
Intuit, Inc.	19,800	1,117,512
Microsoft Corp.	44,000	1,299,320
Synchronoss Technologies, Inc.(2)	26,500	885,630
VMware, Inc., Class A(2)	7,000	638,890

		$4,754,892

Specialty Retail — 4.5%
Home Depot, Inc. (The)	20,000	$887,800
Ross Stores, Inc.	31,900	1,621,158
Signet Jewelers, Ltd.	19,000	866,020
Tractor Supply Co.	15,300	1,235,781

		$4,610,759

Textiles, Apparel & Luxury Goods — 2.3%
Fossil, Inc.(2)	3,500	$332,675
NIKE, Inc., Class B	12,300	1,279,077
Warnaco Group, Inc. (The)(2)	12,400	722,300

		$2,334,052

Tobacco — 0.7%
Philip Morris International, Inc.	10,000	$747,700

		$747,700

Trading Companies & Distributors — 1.8%
W.W. Grainger, Inc.	9,800	$1,869,252

		$1,869,252

Total Common Stocks (identified cost $87,603,498)		$101,849,031

Short-Term Investments — 1.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.07%(3)	$1,597	$1,597,092

Total Short-Term Investments (identified cost $1,597,092)		$1,597,092

Total Investments — 100.5% (identified cost $89,200,590)		$103,446,123

Covered Call Options Written — (0.1)%

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Amazon.com, Inc.	5	$210.00	2/18/12	$(2,525)
Centene Corp.	93	50.00	2/18/12	(1,395)
Citigroup, Inc.	16	32.00	2/18/12	(784)
Cummins, Inc.	17	110.00	2/18/12	(1,997)
Cypress Semiconductor Corp.	105	21.00	2/18/12	(525)
EMC Corp.	356	24.00	2/18/12	(65,326)
Intel Corp.	77	27.00	2/18/12	(1,270)
Kansas City Southern	22	75.00	2/18/12	(110)
Monsanto Co.	65	85.00	2/18/12	(4,290)
Praxair, Inc.	9	115.00	2/18/12	(68)
Precision Castparts Corp.	11	185.00	2/18/12	(83)
priceline.com, Inc.	3	550.00	2/18/12	(1,530)
Rackspace Hosting, Inc.	92	47.00	2/18/12	(5,980)
Riverbed Technology, Inc.	127	34.00	2/18/12	(191)

	Number of	Strike	Expiration
Security	Contracts	Price	Date	Value
Rowan Cos., Inc.	35	$38.00	2/18/12	$(350)
SM Energy Co.	47	85.00	2/18/12	(470)
Starbucks Corp.	29	49.00	2/18/12	(1,305)

Total Covered Call Options Written (premiums received $63,064)				$(88,199)

Other Assets, Less Liabilities — (0.4)%				$(408,788)

Net Assets — 100.0%				$102,949,136

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of each applicable common stock for which a written call option is outstanding at January 31, 2012 has been pledged as collateral for such written option.

(2)		Non-income producing security.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2012 was $417.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$89,401,074

Gross unrealized appreciation	$15,221,984
Gross unrealized depreciation	(1,176,935)

Net unrealized appreciation	$14,045,049

Written call options activity for the fiscal year to date ended January 31, 2012 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	1,640	$138,382
Options written	3,158	236,209
Options exercised	(1,140)	(115,487)
Options expired	(2,549)	(196,040)

Outstanding, end of period	1,109	$63,064

At January 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Portfolio in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Portfolio retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At January 31, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $88,199.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$101,849,031 *	$—	$—	$101,849,031
Short-Term Investments	—	1,597,092	—	1,597,092

Total Investments	$101,849,031	$1,597,092	$—	$103,446,123

Liability Description

Covered Call Options Written	$(88,199)	$—	$—	$(88,199)

Total	$(88,199)	$—	$—	$(88,199)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At January 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 26, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President
Date: March 26, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: March 26, 2012